UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2009

Date of reporting period:	January 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments January 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON
THOUSANDS		RATE		VALUE
	U.S. Government Agencies - Mortgage-Backed Securities (93.9%)
	Federal Home Loan Mortgage Corp. (29.8%)
$6,579	05/01/23-01/01/36	4.50%		$6,637,618
5,455	(a)	4.50		5,480,573
5,671	01/01/37	5.00		5,769,750
9,415	(a)	5.00		9,560,641
1,000	(a)	6.50		1,042,344
1,088	08/01/16-01/01/21	9.50		1,199,067
866	07/01/09-10/01/21	10.00		976,420
41	02/01/16-12/01/17	10.50		46,705
50	05/01/20	11.00		57,756
				30,770,874
	Federal Home Loan Mortgage Corp. (ARM) (0.6%)
625	04/01/36	5.522		642,320

	Federal Home Loan Mortgage Corp. (PC) Gold (15.4%)
4,432	08/01/35	5.00		4,509,623
8,003	08/01/21-11/01/37	5.50		8,230,371
1,707	10/01/36-03/01/38	6.00		1,763,683
492	06/01/29-09/01/33	6.50		516,203
589	04/01/20-08/01/32	7.50		628,075
243	03/01/23-02/01/31	8.00		257,581
				15,905,536
	Federal Home Loan Mortgage Corp. Strips (c) (0.1%)
412	208 06/01/30 (IO)	7.00		51,147
379	206 12/01/29 (IO)	7.50		50,251
				101,398
	Federal National Mortgage Assoc. (37.7%)
2,125	(a)	4.00		2,112,383
6,525	(a)	4.50		6,548,120
2,087	12/01/35-02/01/37	5.00		2,126,857
14,381	12/01/36-07/01/37	5.50		14,734,513
4,750	(a)	6.00		4,896,210
1,759	07/01/38	6.00		1,815,109
3,897	01/01/27-12/01/33	6.50		4,090,443
57	07/01/23-06/01/32	7.00		60,339
447	01/01/30-01/01/32	7.50		475,236
413	08/01/24-02/01/32	8.00		438,414
35	03/01/22-04/01/25	8.50		38,220
1,143	09/01/19-04/01/30	9.50		1,263,851
18	03/01/16	9.75		19,503
348	04/01/13-02/01/25	10.00		387,858
				39,007,056
	Federal National Mortgage Assoc. (ARM) (1.3%)
666	09/01/35	5.024		681,811
660	03/01/37	5.244		672,182
				1,353,993
	Federal National Mortgage Assoc. Strips (c) (0.1%)
305	307 06/01/30 (IO)	8.00		42,109
359	267 10/01/24 (IO)	8.50		47,794
				89,903
	Government National Mortgage Assco.(8.8%)
1,800	(a)	4.50		1,806,750
5,100	(a)	5.50		5,219,796
525	08/15/25-02/15/29	6.50		547,639
6	06/15/29	7.50		6,806
358	10/15/19-09/15/24	8.50		382,854
29	05/15/16-07/15/20	10.00		32,172
974	04/15/21	11.00		1,098,935
				9,094,952
	Government National Mortgage Assco. II (0.1%)
106	05/20/30	8.00		112,530

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $95,323,758)			97,078,562

	Collateralized Mortgage Obligations (5.5%)
	U.S. Government Agencies (2.8%)
	Federal National Mortgage Assoc.
819	1996-46 FC 12/25/23	1.606	(d)	826,203
301	2001-4 SA 02/17/31 (IO) (c)	6.589	(d)	23,906
3,590	2005-68 XI 08/25/35 (IO) (c)	6.00		293,740
8,535	2006-28 1P 03/25/36 (IO) (c)	1.519	(d)	64,010
634	2006-118 A2 12/25/36	0.449	(d)	562,636

77	Grantor Trust 2004-T5 A13 05/28/35	0.766	(d)	34,596
1,182	Whole Loan 2005-W2 A1 05/25/35	0.589	(d)	1,038,207

	Total U.S. Government Agencies			2,843,298

	Private Issues (2.7%)
	American Home Mortgage Assets (c)
498	2007-5 A3 06/25/47	0.689	(d)	36,900
	American Home Mortgage Investment Trust
155	2005-1 1A 04/25/44	0.739	(d)	79,217
514	2005-2 1A1 09/25/45 (c)	0.689	(d)	225,334
795	2005-4 3A3 11/25/45 (c)	0.829	(d)	96,693
654	2006-3 12A1 12/25/46 (c)	0.579	(d)	221,673
	Countrywide Alternative Loan Trust
122	2005-44 1A2A 10/25/35 (c)	0.679	(d)	66,418
2,350	2005-44 2X 10/25/35	3.144	(d)	27,173
89	2006-OA2 A2A 05/20/46 (c)	0.509	(d)	79,177
	Countrywide Home Loans (c)
534	2005-11 4A1 04/25/35	0.659	(d)	257,801
	DSLA Mortgage Loan Trust (c)
308	2004-AR1 A2A 09/19/44	0.769	(d)	144,248
1,390	2005-AR4 2A2 08/19/45	1.488	(d)	273,863
	Greenpoint Mortgage Funding Trust (c)
721	2006-AR5 M2 10/25/46	0.799	(d)	2,884
	Harborview Mortgage Loan Trust (c)
444	2005-8 1A2A 05/19/35	0.689	(d)	208,144
	Indymac index Mortgage Loan Trust (c)
437	2005-AR4 2A1A 03/25/35	0.669	(d)	202,320
450	2006-AR4 M1 05/25/46	0.809	(d)	1,802
	Master Adjustable Rate Mortgage Trust (c)
425	2007-3 1M1 05/25/47	1.239	(d)	1,870
	Structured Asset Mortgage Investments Inc (c)
454	2005-AR2 2A1 05/25/45	0.619	(d)	205,526
450	2006-AR7 B1 08/25/36	0.759	(d)	2,430
	Washington Mutual Mortgage Pass-Through Certificates (c)
583	2005-AR2 B1 01/25/45	0.919	(d)	8,747
413	2005-AR6 2AB2 04/25/45	0.659	(d)	130,046
718	2005-AR8 2AB3 07/25/45	0.749	(d)	175,783
34	2005-AR13 A1B1 10/25/45	0.649	(d)	30,583
1,325	2006-AR5 A1B3 06/25/46	0.739	(d)	51,145
552	2006-AR7 2A 07/25/46	3.033	(d)	190,472
55	2006-AR7 C1B1 07/25/46	0.449	(d)	48,047

	Total Private Issues			2,768,296

	Total Collateralized Mortgage Obligations (Cost $8,776,867)			5,611,594

NUMBER OF
CONTRACTS
	Call Options Purchased (0.1%)
11	90 Day Euro $ Futures March /2009 @97.75			22,137
175	2 Year Euro $ Mid-Crv September /2009 @97.75			84,219

	Total Call Options Purchased (Cost $143,006)			106,356

PRINCIPAL
AMOUNT IN		COUPON
THOUSANDS		RATE
	Short-Term Investments (38.3%)
	U.S. Government Agencies & Obligations (e) (28.6%)
	Federal Home Loan Banks
$5,000	04/08/09	0.20		4,997,925
4,500	05/08/09	0.39		4,496,081
	Federal Home Loan Mortgage Corp.
4,400	03/09/09	0.0001		4,399,146
	Federal National Mortgage Assoc.
3,200	02/02/09	0.0001		3,200,000
3,000	04/22/09	0.33		2,998,485
3,200	05/11/09	0.00		3,197,344

	U.S. Treasury Bills (g)
4,000	03/05/09	0.04		3,999,853
2,255	05/15/09 (b)	0.055		2,254,649

	Total U.S. Government Agencies & Obligations (Cost $29,542,402)			29,543,483

	Securities held as Collateral on Loaned Securities (g) (5.3%)
	Repurchase Agreements (1.5%)
772	Bank of America Securities LLC (0.28% dated 1/30/09, due 02/02/09; proceeds $772,121; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Freddie Mac 5.00% due 09/01/38; valued at $787,552).		772,115

386	Barclay’s Capital (0.713% dated 1/30/09, due 02/02/09; proceeds $386,098; fully collateralized by convertible bond securities at the date of this Portfolio of Investments as follows: General Motors 5.25% due 03/06/32; valued at $405,463).		386,083

386	Citigroup Global Markets Inc. (0.713%, dated 1/30/09, due 02/02/09; proceeds $386,098; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Energen Corp., Hologic, Inc., IHC Inc., National Fuel Gas Co., PepsiAmericas, Inc. and QUALCOMM Inc.; valued at $405,409).		386,083

	Total Repurchase Agreements (Cost $1,544,281)		1,544,281

NUMBER OF
SHARES (000)
	Investment Company (f) (3.8%)
3,913	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $3,912,719)		3,912,719

	Total Securities held as Collateral on Loaned Securities (Cost $5,457,000)		5,457,000

	Investment Company (f) (4.4%)
4,572	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $4,564,290)		4,564,290

	Total Short-Term Investments (Cost $39,564,239)		39,564,773

	Total Investments (Cost $143,807,323) (h) (i)	137.8%	142,361,285
	Total Written Options Outstanding (Premium received $44,231)	(0.0)	(36,944)
	Liabilities in Excess of Other Assets	(37.8)	(38,991,120)
	Net Assets	100.0%	$103,333,221

ARM	Adjustable Rate Mortgage. Interest rate in effect as of January 31, 2009.
IO	Interest Only Security.
PC	Participation Certificate.
(a)	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(b)	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $108,178.
(c)

Securities with a total market value equal to $3,234,863 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available.

(d)	Floating rate security, rate shown is the rate in effect at January 31, 2009.
(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(f)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities.  Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(g)

The values of loaned securities and related cash collateral outstanding at January 31, 2009 were $5,349,643 and $5,457,000, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments.  The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(h)	Securities have been designated as collateral in an amount equal to $47,474,537 in connection with open futures.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Options Written at January 31, 2009:

NUMBER OF		STRIKE	EXPIRATION
CONTRACTS	DESCRIPTION,	PRICE	DATE	PREMIUM	VALUE

87	2 Year Eur $ Mid-Crv Futures	$98.25	September 2009	$25,293	$15,769

88	2 Year Eur $ Mid-Crv Futures	98.50	September 2009	13,467	8,250

11	90 Day Euro $ Futures	97.75	March 2009	5,471	12,925

		Total		$44,231	$36,944

Futures Contracts Open at January 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
33	Long	U.S. Treasury Notes 2 Year, March 2009	$7,181,625	$9,765
10	Long	90 day Euro$ Futures March 2010	2,457,125	(7,777)
9	Long	90 day Euro$ Futures June 2010	2,205,788	(6,999)
9	Long	90 day Euro$ Futures December 2010	2,194,986	(7,337)
8	Long	90 day Euro$ Futures September 2010	1,956,000	(6,221)
15	Long	U.S. Treasury Notes 5 Year, March 2009	1,772,578	(25,112)
6	Long	U.S. Treasury Notes 10 Year, March 2009	735,938	(11,827)
3	Short	U.S.Treasury Bonds 30 Year, March 2009	(380,109)	14,384
	Net Unrealized Depreciation			$(41,123)

MS Mortgage Securities Trust

Notes to the Portfolio of Investments

FAS 157

1/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective May 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$142,254,929	$35,583,184	$103,436,882	$3,234,863
Other Financial Instruments*	28,290	28,290	—	—
Total	$142,283,219	$35,611,474	$103,436,882	$3,234,863

* Other financial instruments include futures and option contracts

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$4,305,345
Net purchases (sales)	(1,784,202)
Transfers in and/or out	1,660,706
Change in unrealized appreciation/depreciation	6,410,531
Realized gains (losses)	(7,357,517)
Ending Balance	$3,234,863

Net change in unrealized appreciation/ depreciation from investments still held as of January 31, 2009	$(27,326)

Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees.  The prices provided by a pricing service take into account broker dealer market price quotations for trading similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (5) interest rate/credit default swaps are marked-to-market daily based upon quotations from market makers; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.  Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2009